Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Time Deposits	$ 196,585	$ 98,861
Money market funds		$ 1,468